Average Annual Total Returns - Investor A, C and Institutional - BlackRock Short-Term Municipal Fund	Oct. 28, 2020
MunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
LimitedMaturityMunicipalBondIndex [Member]
Average Annual Return:
1 Year	2.91%
5 Years	1.39%
10 Years	1.42%
Investor C Shares
Average Annual Return:
1 Year	0.40%
5 Years	0.01%
10 Years	(0.14%)
Institutional Shares
Average Annual Return:
1 Year	2.40%
5 Years	1.03%
10 Years	0.89%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.40%
5 Years	1.03%
10 Years	0.89%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.11%
5 Years	1.01%
10 Years	0.90%
Investor A Shares
Average Annual Return:
1 Year	(0.92%)
5 Years	0.16%
10 Years	0.32%